BORROWINGS - Narrative (Details) - USD ($) $ in Millions	May 26, 2025	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments [Abstract]
Current borrowings and current portion of non-current borrowings		$ 121	$ 111
Non-current portion of non-current borrowings		7,723	8,379
Gain on disposal of subsidiaries	$ 236
Property, plant and equipment	2,361	198	2,480
Accounts payable and other liabilities	2,008
Total	950	$ 7,844	$ 8,490
Current trade receivables	171
Other net assets	$ 237
Percentage of interest rate derivatives		9.00%